STOCKHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2021
Stockholders' Equity Note [Abstract]
Stockholders Equity

9.	STOCKHOLDERS’ EQUITY
Authorized Shares
On September 13, 2021, Greenidge filed an amendment to its certificate of incorporation to increase the authorized capital stock. Pursuant to the amended and restated certificate of incorporation, Greenidge’s authorized capital stock consists of
 2,400,000,000
shares of class A common stock, par value
$0.0001 p
e
r

share, 600,000,000
shares of class B common stock, par value
$0.0001 per share, and 20,000,000
shares of preferred stock, par value
$0.0001 per share
.
Contribution and Exchange Agreement
In January 2021, GGH completed a corporate restructuring. Pursuant to this restructuring, Greenidge was formed and incorporated in the State of Delaware on January 27, 2021. On January 29, 2021, Greenidge entered into an asset contribution and exchange agreement with the members of GGH, in which the GGH members’ equity interests and outstanding notes payable to related parties and all accrued but unpaid interest were contributed into Greenidge in exchange for 7,000,000 shares of Greenidge class B common stock (28,000,000 shares following the
4-for-1
stock split noted below) (see Note 8). As a result of this transaction, GGH became a wholly owned subsidiary of Greenidge.
Private Placement Offering of Preferred Stock
In January 2021, Greenidge completed a private placement offering in which 1,620,000 shares of series A redeemable convertible preferred stock was sold at $25 per share. Total net proceeds from the private placement offering were $37.1 million.
Under the terms of the private placement memorandum in connection with the preferred stock offering, each share of preferred stock was automatically converted to four shares of class B common stock when the Company’s registration statement to register such shares for resale was declared effective by the Securities and Exchange Commission. During September 2021, this preferred stock was converted into 5,760,000 shares of class A common stock and 720,000 shares of class B common stock. There are no outstanding shares of preferred stock as of September 30, 2021.
Equity Issuances Associated with the Merger
In connection with the completion of the Merger, we issued 2,960,731 shares of class A common stock in consideration for all of the outstanding shares of Support. The fair value of the common shares issued to Support shareholders was $93.9 million (see Note 3), or $91.6 million, net of issuance costs.
Additionally, pursuant to the Merger Agreement, we issued the following equity instruments in connection with the performance of consulting services leading to and in connection with the Merger at the time of the closing, as the issuance of these instruments were contingent upon successful completion of the Merger:

•
562,174 shares of class A common stock with a fair value of $17.8 million issued to an investor, which owned approximately 16.6% of Support common stock and made a prior investment in Greenidge preferred stock, which was described previously; and

•
Warrants to purchase 344,800 shares of class A common stock at an exercise price of $6.25 per share of class A common stock to B. Riley Securities, Inc., which were exercised shortly thereafter. The fair value of the warrants at issuance was $8.8 million.

For the period immediately prior to the effective date of the Merger, Greenridge was a private company, and Support’s stock price fluctuated significantly based on factors not representative of the value of its underlying operations; therefore, Greenidge used the average of its closing stock price for the first ten days of trading on the Nasdaq Exchange ($31.71 per share) to measure the value of the equity issued associated with the completion of the Merger.
Equity Purchase Agreement with B. Riley Principal Capital, LLC
On September 15, 2021, Greenidge entered into a common stock purchase agreement (the “Purchase Agreement”) with B. Riley Principal Capital, LLC (the “Investor”) pursuant to which Greenidge has the right to “put” or sell to the Investor up to $500 million of shares of class A common stock, subject to certain limitations and conditions set forth in the Purchase Agreement, from time to time during the term of the Purchase Agreement. Under the applicable Nasdaq rules, in no event may Greenidge issue to the Investor under the Purchase Agreement more than 19.99% of the total number of combined shares of its class A common stock and class B common stock that were outstanding immediately prior to the execution of the Purchase Agreement (the “Exchange Cap”), unless Greenidge obtains stockholder approval to issue shares in excess of the Exchange Cap in accordance with applicable Nasdaq rules.
The per share purchase price for the shares of class A common stock that Greenidge elects to sell to the Investor pursuant to the Purchase Agreement will be determined by reference to the volume weighted average price of class A common stock (“VWAP”) during the applicable purchase date on which Greenidge has timely delivered written notice to the Investor directing it to purchase shares under the Purchase Agreement, less a fixed 5% discount, which shall be increased to a fixed 6% discount at such time that Greenidge received aggregate cash proceeds of $200 million as payment for all shares of class A common stock purchased by the Investor in all prior sales of class A common stock made under the Purchase Agreement. The Investor will have no obligation to purchase shares pursuant to the Purchase Agreement to the extent that such purchase would cause the Investor to own more than 4.99% of Greenidge’s issued and outstanding shares of class A common stock.
In connection with the Purchase Agreement, Greenidge entered into a registration rights agreement with the Investor pursuant to which Greenidge agreed to prepare and file a registration statement registering the resale by the Investor of those shares of Greenidge’s class A common stock to be issued under the Purchase Agreement. The registration statement became effective on October 6, 2021 relating to the resale of
3,500,000
shares of Greenidge’s class A common stock in connection with this Purchase Agreement.
Common Stock
Holders of Greenidge’s class A common stock are entitled to one vote per share. Holders of class B common stock are entitled t
o ten votes
per share. Class A and class B shares issued and outstanding as of September 30, 2021 are 9,627,705 and 29,040,000, respectively.
Each share of class B common stock is convertible into one share of class A common stock at the option of the holder upon written notice to the Company. Shares of class B common stock will automatically convert to shares of class A common stock upon a mandatory conversion event as defined in the amended and restated certificate of incorporation dated March 26, 2021.
Common Units
In October 2018, GGH adopted an equity incentive plan and allocated 1,250 common units to the plan. In 2018, GGH awarded 750 restricted units to certain board members, subject to various vesting provisions. At December 31, 2020, there were 730 and 20 vested and unvested, respectively, restricted units. In the event of a change in control of the Company, 100% of the awarded units would vest immediately. Common unit holders are entitled to one vote per common unit, except for such votes or consents that are reserved solely for the holders of preferred units.
The
Company concluded that the value of the units granted in 2018 was insignificant given historical performance of the Company, no public market, and lack of liquidity. As such, the Company did not
recognize any expense related to the common restricted units during the three and nine months ended September 30, 2021 and 2020. There were 750
common units issued and outstanding at December 31, 2020. In January 2021, in conjunction with the private placement offering, the 750 GGH common units were converted to shares of Greenidge’s class B common stock.
Preferred Units
GGH preferred unit holders were entitled to one vote per preferred unit. In the event of liquidation or dissolution of GGH, the holders of preferred units were entitled to receive distributions, prior to and in preference to the holders of common units. At December 31, 2020, all preferred units were issued and outstanding. All preferred units were converted to shares of Greenidge’s class B common stock in connection with the contribution and exchange agreement.
Senior Priority Units
There were two tranches of
GG
H
Senior Priority Units: Tranche 1 was equal to $13.9
million
and Tranche 2 was equal to $16.3
 mi
l
lion
. Tranche 1 Senior Priority Units were issued to Atlas in July 2020 in exchange for the conversion of certain notes payable due to Atlas and all accrued but unpaid interest thereon. Tranche 2 Senior Priority Units were issued to Atlas in conjunction with Atlas contributing its equity interest in Blocker to GGH. Senior Priority Units had no voting rights.
At December 31, 2020, all senior priority units were issued and outstanding. All senior priority units were converted to shares of Greenidge’s class B common stock in connection with the contribution and exchange agreement.